Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be reported at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.
The guidance also establishes a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are described as follows:
•Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
•Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
4    Fair Value Measurements, Continued
The following is a description of the valuation methodologies used to measure fair value of assets held in the Plan. There have been no changes in the methodologies used at December 31, 2025 or 2024.
Mutual Funds: The mutual funds are public investment vehicles valued using the net asset value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund. The
NAV is a quoted price in an active market, thus the mutual funds are classified within Level 1 of the hierarchy.

Money Market Funds: The money market funds are public investment vehicles that are valued with a NAV of $1. This NAV is a quoted price in an active market, thus these investments are classified within Level 1 of the hierarchy.
Common/Collective Funds: Common/collective funds are public investment vehicles valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the assets owned by the funds, less liabilities. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the common/collective funds, the investment advisor reserves the right to temporarily delay withdrawal from the funds in order to ensure that securities liquidations will be carried out in an orderly business manner. These investments are not quoted on an active market.
Nordson Corporation Common Stock: The stock is valued at the closing price reported on the NASDAQ stock exchange and is classified within Level 1 of the hierarchy.
Investment Contracts: These are investments in group annuity contracts with Mass Mutual, which guarantee a fixed interest rate each year. The assets are valued at the fair value, as reported by Mass Mutual. These contracts do not hold any specific assets. These investments are classified within Level 3 of the hierarchy.
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025:

	Fair Value Measurements Using Input Type:
	Level 1	Level 2	Level 3	Total
Money Market Funds	$303,804	$—	$—	$303,804
Mutual Funds	2,624,329	—	—	2,624,329
Investment Contracts	—	—	2,218,010	2,218,010
Nordson Corporation Common Stock	6,607,865	—	—	6,607,865
Total Investments in the Fair Value Hierarchy	$9,535,998	$—	$2,218,010	11,754,008
Investments measured at Net Asset Value:
Common/Collective Funds				1,818,540
Total Investments at Fair Value				$13,572,548
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024:

	Fair Value Measurements Using Input Type:
	Level 1	Level 2	Level 3	Total
Money Market Funds	$257,317	$—	$—	$257,317
Mutual Funds	3,812,736	—	—	3,812,736
Investment Contracts	—	—	2,078,080	2,078,080
Nordson Corporation Common Stock	7,345,214	—	—	7,345,214
Total Investments in the Fair Value Hierarchy	$11,415,267	$—	$2,078,080	13,493,347

Investments measured at Net Asset Value:
Common/Collective Funds				2,222,975
Total Investments at Fair Value				$15,716,322
4    Fair Value Measurements, Continued
The table below sets forth the changes in fair value of the Plan’s Level 3 assets for the years ended December 31, 2025 and 2024:

Investment Contracts	2025	2024
Balance - Beginning of the Year	$2,078,080	$2,494,628
Investment income	65,289	63,861
Purchases	292,116	72,717
Sales	(217,475)	(553,126)
Balance - End of the Year	$2,218,010	$2,078,080
The following table represents the Plan’s Level 3 financial instruments, the valuation techniques used to measure the fair value of those financial instruments, and the significant unobservable inputs and the ranges of value for those inputs:

Instrument	Fair Value	Principal Valuation Technique	Unobservable Inputs	Range of Significant Input Values	Weighted Average
Investment	$2,218,010	Amounts	Guaranteed	3.0%	N/A
contracts	(2025);	invested, less	interest rate	for 2025
	$2,078,080	withdrawals,		and 2024
	(2024)	plus interest at
guaranteed rate